Equity - Changes in Other Reserves (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Balance, beginning of year	$ (15,449.9)		$ (26,917.9)	$ 1,663.9
Exchange differences arising on translation of foreign operations	(14,693.5)		14,562.0	(28,257.4)
Equity instruments	334.5		(3,311.6)
Debt instruments	3,097.3		(1,858.0)
Changes in fair value of available-for-sale financial assets				(154.7)
Cumulative (gain)/loss reclassified to profit or loss upon disposal of available-for-sale financial assets				(61.2)
Cumulative unrealized gain (loss) of equity instruments transferred to retained earnings due to disposal	(162.1)		1,193.1
Cumulative unrealized gain (loss) of debt instruments transferred to profit or loss due to disposal	(537.8)		989.1
Loss allowance adjustments from debt instruments	6.9		(2.0)
Gain (loss) arising on changes in the fair value of hedging instruments	(109.6)		41.0	99.6
Transferred to initial carrying amount of hedged items	82.3		(22.2)	(94.9)
Share of other comprehensive income (loss) of associates	(152.0)		86.5	(99.4)
Share of unearned stock-based employee compensation of associates	1.6		8.5	(10.3)
Other comprehensive loss reclassified to profit or loss upon disposal of associates	4.6
Income tax effect	9.4		92.4	(3.5)
Balance, end of year	(27,568.3)	$ (921.7)	(15,449.9)	(26,917.9)
ADJUSTED BALANCE
Balance, beginning of year			(27,228.7)
Balance, end of year				(27,228.7)
Others - Foreign Currency Translation Reserve [member]
Balance, beginning of year	(12,042.4)		(26,697.7)	1,661.2
Exchange differences arising on translation of foreign operations	(14,693.5)		14,562.0	(28,257.4)
Share of other comprehensive income (loss) of associates	(140.1)		93.3	(101.5)
Other comprehensive loss reclassified to profit or loss upon disposal of associates	4.6
Balance, end of year	(26,871.4)		(12,042.4)	(26,697.7)
Others - Foreign Currency Translation Reserve [member] | ADJUSTED BALANCE
Balance, beginning of year			(26,697.7)
Balance, end of year				(26,697.7)
Others - Unrealized Gain/Loss from Available-for-sale Financial Assets [member]
Balance, beginning of year			(214.1)	2.6
Changes in fair value of available-for-sale financial assets				(154.7)
Cumulative (gain)/loss reclassified to profit or loss upon disposal of available-for-sale financial assets				(61.2)
Share of other comprehensive income (loss) of associates				2.1
Income tax effect				(2.9)
Balance, end of year				(214.1)
Others - Cash Flow Hedges Reserve [member]
Balance, beginning of year			4.2	0.1
Gain (loss) arising on changes in the fair value of hedging instruments				99.6
Transferred to initial carrying amount of hedged items				(94.9)
Income tax effect				(0.6)
Balance, end of year				4.2
Others - Stock-Based Employee Compensation [member]
Balance, beginning of year	(1.8)		(10.3)
Share of unearned stock-based employee compensation of associates	1.6		8.5	(10.3)
Balance, end of year	(0.2)		(1.8)	(10.3)
Others - Stock-Based Employee Compensation [member] | ADJUSTED BALANCE
Balance, beginning of year			(10.3)
Balance, end of year				(10.3)
Unrealized gain (loss) on financial assets at fair value through other comprehensive income [member]
Balance, beginning of year	(3,429.3)
Equity instruments	334.5		(3,311.6)
Debt instruments	3,097.3		(1,858.0)
Cumulative unrealized gain (loss) of equity instruments transferred to retained earnings due to disposal	(162.1)		1,193.1
Cumulative unrealized gain (loss) of debt instruments transferred to profit or loss due to disposal	(537.8)		989.1
Loss allowance adjustments from debt instruments	6.9		(2.0)
Share of other comprehensive income (loss) of associates	(11.8)		(6.8)
Income tax effect	9.4		91.8
Balance, end of year	(692.9)		(3,429.3)
Unrealized gain (loss) on financial assets at fair value through other comprehensive income [member] | ADJUSTED BALANCE
Balance, beginning of year			(524.9)
Balance, end of year				(524.9)
Other - Gain (loss) on hedging instruments [member]
Balance, beginning of year	23.6
Gain (loss) arising on changes in the fair value of hedging instruments	(109.6)		41.0
Transferred to initial carrying amount of hedged items	82.3		(22.2)
Share of other comprehensive income (loss) of associates	(0.1)
Income tax effect			0.6
Balance, end of year	$ (3.8)		23.6
Other - Gain (loss) on hedging instruments [member] | ADJUSTED BALANCE
Balance, beginning of year			$ 4.2
Balance, end of year				$ 4.2